Nature of operations and going concern	12 Months Ended
Dec. 31, 2021
Nature Of Operations [Abstract]
Nature of operations and going concern [Text Block]

1 Nature of operations and going concern

Greenbriar Capital Corp. ("Greenbriar" or the "Company") is a leading developer of entry-level housing, renewable energy, green technology and sustainable investment projects. Greenbriar was incorporated under British Columbia Business Corporations Act on April 2, 2009 and is a real estate issuer on the TSX Venture Exchange. The Company registered records office is located at Suite 1120 - 625 Howe Street, Vancouver, BC, V6C 2T6. The Company is listed as a Tier 2 real estate issuer. The Company's shares trade on the exchange under the symbol "GRB".

These consolidated financial statements have been prepared on the basis that the Company is a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The nature of the Company's primary business is the acquisition, management, development, and possible sale of real estate and renewable energy projects. The Company had a loss of $9,325,226 (2020 - $3,145,139) for the year ended December 31, 2021, an accumulated deficit of $22,079,390 (December 31, 2020 - $12,754,164) and as at December 31, 2021, the Company has a working capital deficiency of $4,364,468 (December 31, 2020 - $1,400,212). To date, the Company has no history of earning revenues. If the Company is unable to raise any additional funds to undertake planned development, it could have a material adverse effect on its financial condition and cause significant doubt about the Company's ability to continue as a going concern. If the going concern basis were not appropriate for these consolidated financial statements, then significant adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses, and the classifications used in the statement of financial position.

In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company's business or results of operations at this time.